Related Party Transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Base salary and incentives		$ 22	$ 25
Post-employment benefits		2	3
Share-based payments	[1]	49	45
Total key management personnel compensation		$ 73	$ 73

[1]	Amounts included in share-based payments are the fair values of awards granted in the year.